Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 98,966,419.36
Total Fee Amount	13,667.26
Total Offset Amount	0.00
Net Fee	$ 13,667.26
Offering Table N/A
Offset Table N/A	N/A